Property, Plant and Equipment, Net (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014 Subsequent Event [Member] acre
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 1,952,000	$ 1,635,000	$ 7,238,000	$ 7,668,000
Business Acquisition Purchase Price Allocation Land1					$ 7,300,000
Area of Land					2,300,000